Consolidated Statements Of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Depreciation and other excluded from direct operating expenses	$ 31.6	$ 30.2	$ 64.9	$ 60.2